UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21539
                                                    -----------

                First Trust Senior Floating Rate Income Fund II
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                        Date of fiscal year end: May 31
                                                --------

                  Date of reporting period: February 28, 2016
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a)
FEBRUARY 29, 2016 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS - 136.0%

                AEROSPACE & DEFENSE - 2.1%
$    1,889,148  DynCorp International, Inc., Term Loan .......................     6.25%       07/07/16    $   1,794,691
     3,843,111  Transdigm, Inc., Term Loan C .................................     3.75%       02/28/20        3,727,818
       788,000  Transdigm, Inc., Tranche D Term Loan .........................     3.75%       06/04/21          751,752
     1,478,182  Wencor Group LLC (Jazz Acquisition, Inc.), Term Loan
                   (First Lien)...............................................     4.50%       06/19/21        1,304,495
                                                                                                           -------------
                                                                                                               7,578,756
                                                                                                           -------------

                AGRICULTURAL PRODUCTS - 0.8%
     3,007,260  Jimmy Sanders, Inc. (Pinnacle Operating Corp.), Term B Loan
                   Refinancing (First Lien)...................................     4.75%       11/15/18        2,676,461
                                                                                                           -------------

                ALTERNATIVE CARRIERS - 1.9%
     1,480,000  Intelsat (Luxembourg) S.A., Tranche B-2 Term Loan ............     3.75%       06/30/19        1,315,616
     1,000,000  Level 3 Financing, Inc., Tranche B 2020 Term Loan ............     4.00%       01/15/20          998,130
     4,476,697  Level 3 Financing, Inc., Tranche B-II 2022 Term Loan .........     3.50%       05/31/22        4,412,904
                                                                                                           -------------
                                                                                                               6,726,650
                                                                                                           -------------

                APPAREL RETAIL - 0.4%
     1,547,770  Neiman Marcus Group, Inc., Other Term Loan ...................     4.25%       10/25/20        1,294,972
                                                                                                           -------------

                APPLICATION SOFTWARE - 3.0%
     2,985,000  Epicor Software Corp., Term B Loan ...........................     4.75%       06/01/22        2,619,338
     3,352,346  Infor (US), Inc., Tranche B-5 Term Loan ......................     3.75%       06/03/20        3,086,941
     2,736,731  Informatica Corp. (Italic Merger Sub., Inc.), Dollar Term
                   Loan ......................................................     4.50%       08/05/22        2,570,255
     1,618,530  Mitchell International, Inc., Initial Term Loan ..............     4.50%       10/13/20        1,478,932
     1,364,756  Triple Point Technologies, Inc., Term Loan B .................     5.25%       07/10/20          953,050
                                                                                                           -------------
                                                                                                              10,708,516
                                                                                                           -------------

                ASSET MANAGEMENT & CUSTODY BANKS - 2.5%
       796,000  American Beacon Advisors, Inc., Term Loan B ..................     5.50%       03/15/22          781,409
     1,319,625  Guggenheim Partners Investment Management Holdings LLC,
                   Initial Term Loan .........................................     4.25%       07/22/20        1,296,941
     1,438,558  Hamilton Lane Advisors LLC, Initial Term Loan ................     4.25%       07/08/22        1,425,970
       929,816  Mondrian Investment Partners Ltd. (MIPL Group Ltd.),
                   Term Loan .................................................     4.00%       03/05/20          922,842
     4,687,500  Victory Capital Holdings (VCH Holdings LLC), Initial
                   Term Loan .................................................     7.00%       10/29/21        4,523,438
                                                                                                           -------------
                                                                                                               8,950,600
                                                                                                           -------------


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 29, 2016 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                AUTO PARTS & EQUIPMENT - 0.8%
$      598,739  Affinia Group, Inc., Tranche B-2 Term Loan ...................     5.25%       04/27/20    $     597,242
       886,500  Cooper Standard Holdings (CS Intermediate Holdco 2 LLC),
                   Term Loan  ................................................     4.00%       04/04/21          858,425
     1,268,525  Tower Automotive Holdings USA LLC, Initial Term Loan (2014)...     4.00%       04/23/20        1,220,956
                                                                                                           -------------
                                                                                                               2,676,623
                                                                                                           -------------

                BROADCASTING - 5.0%
     1,750,000  Clear Channel Communications, Inc. (iHeart Communications,
                   Inc.), Tranche E Term Loan ................................     7.94%       07/30/19        1,136,415
     2,798,370  Cumulus Media Holdings, Inc., Term Loan ......................     4.25%       12/23/20        1,804,949
       444,444  Gray Television, Inc., Term Loan C ...........................     4.25%       06/13/21          442,778
     1,993,063  Media General, Inc., Term Loan B .............................     4.00%       07/31/20        1,987,582
     1,053,446  Mission Broadcasting, Inc. (Nexstar Broadcasting Group, Inc.),
                   Term B-2 Loan .............................................     3.75%       10/01/20        1,048,178
     1,194,624  Nexstar Broadcasting Group, Inc. (Mission Broadcasting, Inc.),
                   Term Loan B-2 .............................................     3.75%       09/30/20        1,188,651
       751,516  Tribune Co., Term B Loan .....................................     3.75%       12/27/20          743,377
     2,643,897  Univision Communications, Inc., 2013 Incremental Term Loan ...     4.00%       03/01/20        2,565,690
     6,948,356  Univision Communications, Inc., Replacement First-Lien Term
                   Loan ......................................................     4.00%       03/01/20        6,746,853
                                                                                                           -------------
                                                                                                              17,664,473
                                                                                                           -------------

                BUILDING PRODUCTS - 1.5%
       422,143  Hillman Group, Inc., The, Initial Term Loan ..................     4.50%       06/30/21          401,741
     3,810,160  Quikrete Holdings, Inc., Initial Loan (First Lien) ...........     4.00%       09/28/20        3,710,143
     1,294,737  Quikrete Holdings, Inc., Initial Loan (Second Lien) ..........     7.00%       03/26/21        1,281,790
                                                                                                           -------------
                                                                                                               5,393,674
                                                                                                           -------------

                CABLE & SATELLITE - 1.8%
       500,000  Cequel Communications LLC (Altice US Finance I Corp.),
                   Initial Term Loan .........................................     4.25%       12/14/22          489,645
     3,271,739  Charter Communications Operating LLC, Bridge Loan -
                   Unsecured 1 yr (d) (e) ....................................    13.75%       05/21/16        3,251,291
     2,500,000  CSC Holdings, Inc. (Neptune Finco Corp.), Initial Term Loan...     5.00%       10/09/22        2,474,375
                                                                                                           -------------
                                                                                                               6,215,311
                                                                                                           -------------

                CASINOS & GAMING - 7.0%
       721,875  Amaya Holdings B.V., 2nd Lien TL .............................     8.00%       07/31/22          707,257


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 29, 2016 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                CASINOS & GAMING (CONTINUED)
$   10,749,343  Amaya Holdings B.V., Initial Term B Loan (First Lien) ........     5.00%       08/01/21    $   9,940,455
     8,017,537  Caesars Growth Partners LLC, Term B Loan (First Lien) ........     6.25%       05/08/21        6,300,421
     2,801,398  CityCenter Holdings LLC, Term B Loan .........................     4.25%       10/16/20        2,782,489
     1,740,104  ROC Finance LLC, Funded Term B Loan ..........................     5.00%       06/20/19        1,559,568
     3,657,004  Station Casinos, Inc., B Term Loan ...........................     4.25%       03/02/20        3,602,149
                                                                                                           -------------
                                                                                                              24,892,339
                                                                                                           -------------

                COAL & CONSUMABLE FUELS - 0.2%
     2,667,808  Arch Coal, Inc., Term Loan (f) (g)............................     6.25%       05/16/18          764,780
                                                                                                           -------------

                COMMERCIAL PRINTING - 0.3%
     1,229,351  Southern Graphic, Inc., Term Loan ............................     4.25%       10/17/19        1,195,544
                                                                                                           -------------

                COMPUTER HARDWARE - 2.9%
    10,388,321  Dell, Inc., Term B-2 Loan ....................................     4.00%       04/29/20       10,334,198
                                                                                                           -------------

                CONSTRUCTION MATERIALS - 0.2%
       646,750  Summit Materials, Inc., Restatement Effective Date Term
                   Loans .....................................................     4.25%       07/15/22          637,049
                                                                                                           -------------

                CONSUMER FINANCE - 1.3%
     2,534,084  Altisource Solutions S.A.R.L., Term B Loan ...................     4.50%       12/09/20        2,103,289
     3,064,626  Walter Investment Management Corp., Tranche B Term Loan ......     4.75%       12/18/20        2,523,199
                                                                                                           -------------
                                                                                                               4,626,488
                                                                                                           -------------

                DATA PROCESSING & OUTSOURCED SERVICES - 0.2%
       882,683  Sungard Availability Services Capital, Inc., Term Loan B .....     6.00%       03/29/19          734,834
                                                                                                           -------------

                DISTILLERS & VINTNERS - 0.3%
       985,000  Winebow Holdings, Inc., Loan (First Lien) (d).................     4.75%       07/01/21          916,050
                                                                                                           -------------

                DISTRIBUTORS - 0.2%
       842,105  HD Supply, Inc., Term Loan ...................................     3.75%       08/13/21          823,512
                                                                                                           -------------

                DIVERSIFIED CHEMICALS - 0.1%
       396,998  Ineos US Finance LLC, 2022 Dollar Term Loan ..................     4.50%       03/31/22          373,576
                                                                                                           -------------

                DIVERSIFIED SUPPORT SERVICES - 0.5%
     1,978,342  SMG Holdings, Inc., Term Loan B ..............................     4.50%       02/27/20        1,889,316
                                                                                                           -------------

                EDUCATION SERVICES - 0.1%
       248,125  Bright Horizons Family Solutions, Inc., Term B-1 Loan ........     4.25%       01/30/20          246,884
                                                                                                           -------------

                ELECTRIC UTILITIES - 0.5%
     4,241,410  TXU (Texas Competitive Electric Holdings Co. LLC), 2014 Term
                   Loan (Non-Extending (f) (g) ...............................     4.91%       10/10/14        1,123,974


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 29, 2016 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                ELECTRIC UTILITIES (CONTINUED)
$    2,250,000  TXU (Texas Competitive Electric Holdings Co. LLC), 2017 Term
                   Loan (Extending) (f) (g) ..................................     4.91%       10/10/17    $     614,250
                                                                                                           -------------
                                                                                                               1,738,224
                                                                                                           -------------

                ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
       500,000  Linxens LLC (Lully Finance LLC), Initial Term B-1 Loan
                   (First Lien) ..............................................     5.00%       10/17/22          477,500
     1,910,568  Zebra Technologies Corp., Term Loan B ........................     4.75%       10/27/21        1,920,121
                                                                                                           -------------
                                                                                                               2,397,621
                                                                                                           -------------

                ENVIRONMENTAL & FACILITIES SERVICES - 1.0%
       495,000  PSSI (Packers Holdings LLC), Term B Loan .....................     5.00%       12/02/21          490,050
     1,681,231  ServiceMaster Co., Initial Term Loan .........................     4.25%       07/01/21        1,665,814
     1,568,000  WTG Holdings III Corp. (EWT Holdings III Corp.), Term Loan
                   (First Lien) ..............................................     4.75%       01/15/21        1,520,960
                                                                                                           -------------
                                                                                                               3,676,824
                                                                                                           -------------

                FOOD RETAIL - 3.3%
    11,886,180  Albertsons LLC, Term B-4 Loan ................................     5.50%       08/25/21       11,598,891
                                                                                                           -------------

                HEALTH CARE EQUIPMENT - 2.9%
     1,355,234  Alere, Inc., Term B Loan .....................................     4.25%       06/15/22        1,352,456
     3,283,500  DJO Finance LLC (ReAble Therapeutics Finance LLC), Initial
                   Term Loan .................................................     4.25%       06/08/20        3,156,264
     6,016,853  Kinetic Concepts, Inc., Dollar Term E-1 Loan .................     4.50%       05/04/18        5,869,802
                                                                                                           -------------
                                                                                                              10,378,522
                                                                                                           -------------

                HEALTH CARE FACILITIES - 2.5%
     2,776,673  21st Century Oncology, Inc., Tranche B Term Loan .............     6.50%       04/30/22        2,554,539
     1,092,414  Acadia Healthcare Co., Inc., Tranche B Term Loan .............     4.25%       02/11/22        1,091,736
     1,250,000  Acadia Healthcare Company, Inc., Tranche B-2 Term Loan .......     4.50%       02/16/23        1,247,663
     2,395,618  CHS/Community Health Systems, Inc., Incremental 2021 Term H
                   Loan ......................................................     4.00%       01/27/21        2,273,920
     1,368,125  Concentra, Inc. (MJ Acquisition Corp.), Term Loan B ..........  4.00%-5.25%    05/15/22        1,343,608
       395,980  Kindred Healthcare, Inc., New Term Loan ......................     4.25%       04/09/21          373,706
                                                                                                           -------------
                                                                                                               8,885,172
                                                                                                           -------------

                HEALTH CARE SERVICES - 9.0%
     3,482,500  Air Medical Group Holdings, Inc., Initial Term Loan ..........     4.25%       04/28/22        3,308,375
     4,027,150  CareCore National LLC, Term Loan .............................     5.50%       03/05/21        3,392,874


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 29, 2016 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HEALTH CARE SERVICES (CONTINUED)
$      396,885  CHG Healthcare Services, Inc, Term Loan (First Lien) .........     4.25%       11/19/19    $     389,816
     3,225,625  Curo Health Services Holdings, Inc., Term B Loan (First
                   Lien) .....................................................     6.50%       02/07/22        3,171,209
     4,133,908  Envision Healthcare Corp. (Emergency Medical Services Corp.),
                   Initial Term Loan .........................................     4.25%       05/25/18        4,117,125
       250,000  Envision Healthcare Corp. (Emergency Medical Services Corp.),
                   Tranche B-2 Term Loan .....................................     4.50%       10/28/22          248,500
     4,694,337  Healogics, Inc. (CDRH Parent, Inc.), Initial Term Loan (First
                   Lien) .....................................................     5.25%       07/01/21        3,960,847
     1,891,942  Heartland Dental Care LLC, Term B-1 Loan (First Lien) ........     5.50%       12/21/18        1,740,587
     2,724,595  National Veterinary Associates (NVA Holdings, Inc.), Term
                   Loan (First Lien) .........................................     4.75%       08/14/21        2,647,407
     1,489,975  Surgery Centers Holdings, Inc., Initial Term Loan (First
                   Lien) .....................................................     5.25%       11/03/20        1,441,551
       992,500  Surgical Care Affiliates LLC, Initial Term Loan ..............     4.25%       03/17/22          982,575
     2,167,241  Team Health, Inc., Term Loan B ...............................     4.50%       11/23/22        2,164,532
     4,312,500  U.S. Renal Care, Inc., Term Loan B ...........................     5.25%       11/17/22        4,261,311
                                                                                                           -------------
                                                                                                              31,826,709
                                                                                                           -------------

                HEALTH CARE SUPPLIES - 1.3%
     1,978,704  BSN Medical Luxembourg Holding S.A.R.L., Facility B1B ........     4.00%       08/28/19        1,931,709
       457,162  ConvaTec, Inc., TLB ..........................................     4.25%       06/30/20          445,162
     2,195,421  Sage Products Holdings III LLC, Term Loan B ..................     4.25%       12/13/19        2,190,855
                                                                                                           -------------
                                                                                                               4,567,726
                                                                                                           -------------

                HEALTH CARE TECHNOLOGY - 2.4%
     2,422,554  Connolly Holdings, Inc. (Cotiviti Corp.), Term Loan B ........     4.50%       05/14/21        2,337,765
     1,242,928  Healthport Technologies LLC (CT Technologies Intermediate
                   Holdings, Inc.), Initial Term Loan ........................     5.25%       12/01/21        1,199,426
     4,880,033  Truven Health Analytics, Inc. (VCPH Holding Corp.), Term
                   Loan B ....................................................     4.50%       05/31/19        4,858,707
                                                                                                           -------------
                                                                                                               8,395,898
                                                                                                           -------------

                HOMEFURNISHING RETAIL - 0.6%
     2,125,511  Serta Simmons Holdings LLC, Term Loan B ......................     4.25%       10/01/19        2,098,284
                                                                                                           -------------

                HOTELS, RESORTS & CRUISE LINES - 2.6%
     2,181,084  Extended Stay America (ESH Hospitality, Inc.), Term Loan .....     5.00%       06/24/19        2,184,727
     5,000,000  Hilton Worldwide Finance LLC, Initial Term Loan ..............     3.50%       10/25/20        4,980,750


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 29, 2016 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HOTELS, RESORTS & CRUISE LINES (CONTINUED)
$    1,980,000  Norwegian Cruise Lines (NCL Corp.), Term B Loan ..............     4.00%       11/19/21    $   1,969,268
                                                                                                           -------------
                                                                                                               9,134,745
                                                                                                           -------------

                HOUSEHOLD PRODUCTS - 0.2%
       844,034  Spectrum Brands, Inc., USD Term Loan .........................     3.50%       06/23/22          841,545
                                                                                                           -------------

                HYPERMARKETS & SUPER CENTERS - 3.1%
     2,500,000  BJ's Wholesale Club, Inc., 2013 (November) Replacement Loan
                   (Second Lien) .............................................     8.50%       03/26/20        2,061,450
     9,435,166  BJ's Wholesale Club, Inc., New 2013 (November) Replacement
                   Loan (First Lien) .........................................     4.50%       09/26/19        8,955,577
                                                                                                           -------------
                                                                                                              11,017,027
                                                                                                           -------------

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.9%
     1,354,500  Calpine Corp., Term Loan ..................................... 4.00%           10/09/19        1,309,748
     1,990,000  Calpine Corp., Term Loan ..................................... 3.50%           05/27/22        1,881,485
                                                                                                           -------------
                                                                                                               3,191,233
                                                                                                           -------------

                INDUSTRIAL MACHINERY - 0.3%
     1,188,000  Douglas Dynamics LLC, Term Loan B ............................     5.25%       12/02/21        1,182,060
                                                                                                           -------------

                INSURANCE BROKERS - 5.1%
     3,274,485  Amwins Group LLC, TLB ........................................     5.25%       09/06/19        3,255,034
     3,893,345  Confie Seguros Holding II Co., Term B Loan (First Lien) ......     5.75%       11/09/18        3,751,005
     1,174,738  Cooper Gay Swett & Crawford Ltd., Term Loan (First Lien) .....     5.00%       04/16/20        1,152,218
     2,547,623  HUB International Ltd., Initial Term Loan (New) ..............     4.00%       10/02/20        2,430,585
       397,000  Hyperion Finance S.A.R.L., Initial Term Loan .................     5.50%       04/29/22          370,865
     2,638,076  National Financial Partners Corp., 2014 Specified Refinancing
                   Term Loan .................................................     4.50%       07/01/20        2,507,834
     4,802,335  USI, Inc. (Compass Investors, Inc.), Initial Term Loan .......     4.25%       12/27/19        4,644,771
                                                                                                           -------------
                                                                                                              18,112,312
                                                                                                           -------------

                INTEGRATED TELECOMMUNICATION SERVICES - 4.1%
     2,932,500  Cincinnati Bell, Inc., Tranche B Term Loan ...................     4.00%       09/10/20        2,802,971
     1,935,440  Hawaiian Telcom Communications, Inc., Term Loan ..............     5.00%       06/06/19        1,910,551
     4,066,586  Numericable U.S. LLC (Altice France S.A.), Dollar Denominated
                   Tranche B-1 Loan ..........................................     4.50%       05/21/20        3,912,056
     3,518,151  Numericable U.S. LLC (Altice France S.A.), Dollar Denominated
                   Tranche B-2 Loan ..........................................     4.50%       05/21/20        3,384,461


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 29, 2016 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                INTEGRATED TELECOMMUNICATION SERVICES (CONTINUED)
$    2,800,000  Numericable U.S. LLC (Altice France S.A.), USD TLB-6 .........     4.75%       02/10/23    $   2,689,176
                                                                                                           -------------
                                                                                                              14,699,215
                                                                                                           -------------

                LEISURE FACILITIES - 1.9%
     3,799,887  ClubCorp Club Operations, Inc., Term Loan B ..................     4.25%       12/08/22        3,742,889
     1,301,154  Life Time Fitness, Inc., Closing Date Term Loan ..............     4.25%       06/10/22        1,245,451
     1,925,913  Planet Fitness Holdings LLC, Term Loan .......................     4.75%       03/31/21        1,887,395
                                                                                                           -------------
                                                                                                               6,875,735
                                                                                                           -------------

                LIFE SCIENCES TOOLS & SERVICES - 7.1%
     5,353,872  Immucor, Inc., Term B-2 Loan .................................     5.00%       08/19/18        4,829,621
       529,164  InVentiv Health, Inc., Term B-3 Loan .........................     7.75%       05/15/18          522,549
     7,626,842  InVentiv Health, Inc., Term B-4 Loan .........................     7.75%       05/15/18        7,536,311
       540,840  Millennium Health, LLC (New Millennium Holdco), Closing Date
                   Term Loan (h) .............................................     7.50%       12/21/20          491,153
     7,566,553  Ortho-Clinical Diagnostics, Inc. (Crimson Merger Sub, Inc.),
                   Initial Term Loan .........................................     4.75%       06/30/21        6,445,796
     3,233,750  Pharmaceutical Product Development, Inc., Initial Term Loan...     4.25%       08/18/22        3,152,098
     2,194,500  Sterigenics International (STHI Intermediate Holding Corp.),
                   Initial Term Loan .........................................     4.25%       05/16/22        2,106,720
                                                                                                           -------------
                                                                                                              25,084,248
                                                                                                           -------------

                MANAGED HEALTH CARE - 0.3%
     1,128,409  MultiPlan, Inc. (MPH Acquisition Holdings LLC), Initial Term
                   Loan ......................................................     3.75%       03/31/21        1,099,499
                                                                                                           -------------

                METAL & GLASS CONTAINERS - 0.8%
       467,742  Anchor Glass Container Corp., Term B Loan ....................     4.50%       07/01/22          462,625
       393,000  Ardagh Holdings USA, Inc. (Ardagh Packaging Finance S.A.),
                   New Term Loan .............................................     4.00%       12/17/19          388,087
     2,127,765  Berlin Packaging LLC, Initial Term Loan (First Lien) .........     4.50%       10/01/21        2,072,805
                                                                                                           -------------
                                                                                                               2,923,517
                                                                                                           -------------

                MOVIES & ENTERTAINMENT - 3.5%
       282,625  AMC Entertainment, Inc., Term Loan B .........................     4.00%       12/10/22          282,167
     1,188,000  Creative Artists Agency LLC (CAA Holdings LLC), Incremental
                   Term Loan .................................................     5.50%       12/17/21        1,177,106
     9,932,949  Formula One (Delta 2 Lux S.A.R.L.), Facility B3 (USD) ........     4.75%       07/30/21        9,187,978
     1,963,533  WME IMG Worldwide, Inc., Term Loan (First Lien) ..............     5.25%       05/06/21        1,877,020
                                                                                                           -------------
                                                                                                              12,524,271
                                                                                                           -------------


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 29, 2016 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                OIL & GAS EXPLORATION & PRODUCTION - 0.1%
$    1,000,000  American Energy Marcellus Holdings LLC, Initial Loan (First
                   Lien) .....................................................     5.25%       08/04/20    $     155,000
     1,888,889  American Energy Marcellus Holdings LLC, Initial Loan (Second
                   Lien) .....................................................     8.50%       08/04/21           59,821
                                                                                                           -------------
                                                                                                                 214,821
                                                                                                           -------------

                OIL & GAS STORAGE & TRANSPORTATION - 0.0%
     1,000,000  Fieldwood Energy LLC, Closing Date Loan (Second Lien) ........     8.38%       09/30/20          135,360
                                                                                                           -------------

                OTHER DIVERSIFIED FINANCIAL SERVICES - 2.0%
     4,683,538  First Data Corp., 2021 New Dollar Term Loan ..................     4.43%       03/24/21        4,609,772
     2,780,000  iPayment, Inc., Term Loan ....................................     6.75%       05/08/17        2,642,390
                                                                                                           -------------
                                                                                                               7,252,162
                                                                                                           -------------

                PACKAGED FOODS & MEATS - 5.1%
       800,000  B&G Foods, Inc., Tranche B Term Loan .........................     3.75%       11/02/22          798,400
     4,033,126  Ferrara Candy Co. (Candy Intermediate Holdings, Inc.),
                   Initial Term Loan .........................................     7.50%       06/18/18        4,002,878
     9,500,000  New HB Acquisition LLC, Term B Loan (First Lien) .............     4.50%       08/03/22        9,369,375
     3,348,315  New HB Acquisition LLC, Term B Loan (Second Lien) ............     8.50%       08/03/23        3,189,270
       850,000  Pinnacle Foods Finance LLC, Tranche I Term Loan ..............     3.75%       01/13/23          851,810
                                                                                                           -------------
                                                                                                              18,211,733
                                                                                                           -------------

                PAPER PACKAGING - 1.1%
     3,898,686  Reynolds Group Holdings, Inc., Incremental U.S. Term Loan          4.50%       12/01/18        3,883,169
                                                                                                           -------------

                PHARMACEUTICALS - 6.4%
     1,682,692  Akorn, Inc., Loan ............................................     6.00%       04/16/21        1,674,279
       822,917  AMAG Pharmaceuticals, Inc., Initial Term Loan ................     4.75%       08/17/21          794,115
     2,961,704  Amneal Pharmaceuticals LLC, Term Loan B ......................     4.50%       11/01/19        2,905,550
     2,298,338  Catalent Pharma Solutions, Inc., Dollar Term Loan ............     4.25%       05/20/21        2,273,930
     4,066,667  Concordia Healthcare Corp., Initial Dollar Term Loan .........     5.25%       10/21/21        3,904,000
     2,400,000  Endo Pharmaceuticals Holdings, Inc., 2015 Incremental Term B
                   Loan ......................................................     3.75%       06/27/22        2,370,672
     3,520,960  Horizon Pharma, Inc., Term Loan B ............................     4.50%       04/30/21        3,327,308
     1,379,000  Patheon, Inc. (JLL/Delta Dutch Newco B.V.), Initial Dollar
                   Term Loan .................................................     4.25%       03/11/21        1,306,602
       511,676  Valeant Pharmaceuticals International, Inc., Series C-2
                   Tranche B Term Loan .......................................     3.75%       12/11/19          479,952
     2,920,500  Valeant Pharmaceuticals International, Inc., Series F-1
                   Tranche B Term Loan .......................................     4.00%       04/01/22        2,726,666


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 29, 2016 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                PHARMACEUTICALS (CONTINUED)
$    1,040,921  Valeant Pharmaceuticals International, Inc., Term Loan BD ....     3.50%       02/13/19    $     974,749
                                                                                                           -------------
                                                                                                              22,737,823
                                                                                                           -------------

                PROPERTY & CASUALTY INSURANCE - 0.8%
       194,886  Cunningham Lindsey U.S., Inc., Initial Loan (Second
                   Lien) (d) .................................................     9.25%       06/10/20           97,930
     2,816,905  Cunningham Lindsey U.S., Inc., Initial Term Loan (First
                   Lien) .....................................................     5.00%       12/10/19        1,807,524
     1,200,000  Sedgwick Claims Management Services, Inc., Initial Loan
                   (Second Lien) .............................................     6.75%       02/28/22        1,047,996
                                                                                                           -------------
                                                                                                               2,953,450
                                                                                                           -------------

                REAL ESTATE SERVICES - 2.3%
     8,656,500  DTZ Worldwide LTD., 2015-1 Additional Term Loan ..............     4.25%       11/04/21        8,321,061
                                                                                                           -------------

                RESEARCH & CONSULTING SERVICES - 3.9%
     3,077,780  Acosta, Inc., Term Loan B ....................................     4.25%       09/26/21        2,894,406
     5,844,362  Advantage Sales & Marketing, Inc., Initial Term Loan (First
                   Lien) .....................................................     4.25%       07/23/21        5,540,689
     1,792,317  Information Resources, Inc., Term Loan .......................     4.75%       09/30/20        1,785,596
     3,610,688  TransUnion LLC, 2015 Term B-2 Loan ...........................     3.50%       04/09/21        3,518,182
                                                                                                           -------------
                                                                                                              13,738,873
                                                                                                           -------------

                RESTAURANTS - 6.1%
     1,432,162  Burger King Corp., Term B-2 Loan .............................     3.75%       12/10/21        1,423,655
     3,837,662  Focus Brands, Inc., Refinancing Term Loan (First Lien) .......     4.25%       02/21/18        3,805,694
     1,450,000  Focus Brands, Inc., Term Loan (Second Lien) ..................    10.25%       08/21/18        1,439,125
     7,591,454  Portillo's Holdings LLC, Second Lien Term Loan ...............     8.00%       08/15/22        7,202,392
     7,011,833  Portillo's Holdings LLC, Term B Loan (First Lien) ............     4.75%       08/02/21        6,573,594
     1,269,643  Red Lobster Management LLC, Initial Term Loan (First Lien) ...     6.25%       07/28/21        1,241,076
                                                                                                           -------------
                                                                                                              21,685,536
                                                                                                           -------------

                RETAIL REITS - 1.0%
     1,050,000  Capital Automotive LLC, Term Loan (Second Lien) ..............     6.00%       04/30/20        1,023,750
     2,486,329  Capital Automotive LLC, Tranche B-1 Term Loan Facility .......     4.00%       04/10/19        2,477,527
                                                                                                           -------------
                                                                                                               3,501,277
                                                                                                           -------------

                SECURITY & ALARM SERVICES - 0.2%
       179,208  Garda World Security Corp., Term B Delayed Draw Loan .........     4.00%       11/06/20          168,610


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 29, 2016 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                SECURITY & ALARM SERVICES (CONTINUED)
$      700,542  Garda World Security Corp., Term Loan B ......................  4.00%-5.25%    10/18/20    $     659,112
                                                                                                           -------------
                                                                                                                 827,722
                                                                                                           -------------

                SEMICONDUCTORS - 3.1%
     9,333,333  Avago Technologies Cayman Ltd., Term B-1 Dollar Loan .........     4.25%       02/01/23        9,197,720
     1,666,667  NXP B.V., Tranche B Loan......................................     3.75%       12/07/20        1,661,983
                                                                                                           -------------
                                                                                                              10,859,703
                                                                                                           -------------

                SOFT DRINKS - 1.3%
     4,660,000  Keurig Green Mountain, Inc. (Maple Holdings Acquisition
                   Corp.), Term Loan B .......................................     5.25%       02/15/23        4,568,757
                                                                                                           -------------
                SPECIALIZED CONSUMER SERVICES - 2.8%
     4,268,550  Asurion LLC, Incremental Tranche B-1 Term Loan ...............     5.00%       05/24/19        4,013,334
     4,680,372  Asurion LLC, Incremental Tranche B-4 Term Loan ...............     5.00%       08/04/22        4,288,391
     1,058,824  Asurion LLC, Term Loan (Second Lien) .........................     8.50%       03/03/21          855,529
       660,321  Expert Global Solutions, Inc. (NCO Group, Inc.), Term B
                   Advance (First Lien) ......................................     8.50%       04/03/18          646,012
                                                                                                           -------------
                                                                                                               9,803,266
                                                                                                           -------------

                SPECIALIZED FINANCE - 1.0%
     1,296,750  AlixPartners LLP, Initial Term Loan ..........................     4.50%       07/15/22        1,282,434
     2,269,710  Duff & Phelps Corp., Initial Term Loan .......................     4.75%       04/23/20        2,212,967
                                                                                                           -------------
                                                                                                               3,495,401
                                                                                                           -------------

                SPECIALTY CHEMICALS - 0.8%
       981,865  Omnova Solutions, Inc., Term B-1 Loan ........................     4.25%       05/31/18          972,047
     1,579,148  Platform Specialty Products Corp. (fka: Macdermid, Inc.),
                   Tranche B-2 Term Loan .....................................     5.50%       06/07/20        1,435,714
       530,667  Trinseo Materials Operating S.C.A., Term Loan B ..............     4.25%       10/13/21          515,410
                                                                                                           -------------
                                                                                                               2,923,171
                                                                                                           -------------

                SPECIALTY STORES - 3.6%
       997,500  Party City Holdings, Inc., Term Loan .........................     4.25%       08/06/22          955,854
     8,672,923  PetSmart, Inc., Tranche B-1 Loan .............................     4.25%       03/11/22        8,399,206
     2,326,487  Toys "R" US-Delaware, Inc., Term B-2 Loan ....................     5.25%       05/25/18        1,818,545
     2,027,180  Toys "R" US-Delaware, Inc., Term B4 Loan .....................     9.75%       04/25/20        1,563,462
                                                                                                           -------------
                                                                                                              12,737,067
                                                                                                           -------------

                SYSTEMS SOFTWARE - 5.1%
       552,907  Applied Systems, Inc., Initial Term Loan (First Lien) ........     4.25%       01/25/21          535,286
       539,155  Applied Systems, Inc., Initial Term Loan (Second Lien) .......     7.50%       01/24/22          487,936
     1,496,250  Blue Coat Systems, Inc., Initial Term Loan ...................     4.50%       05/20/22        1,417,697
    12,423,541  BMC Software Finance, Inc., Initial US Term Loan .............     5.00%       09/10/20        9,901,562


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 29, 2016 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                SYSTEMS SOFTWARE (CONTINUED)
$    1,900,000  Compuware Corp., Term Loan B .................................     6.25%       12/31/19    $   1,743,250
     4,016,677  Vertafore, Inc., Term Loan 2013 ..............................     4.25%       10/03/19        3,965,223
                                                                                                           -------------
                                                                                                              18,050,954
                                                                                                           -------------

                TRUCKING - 2.1%
     2,217,143  Hertz Corp., The, Tranche B-1 Term Loan ......................     3.75%       03/11/18        2,194,284
       191,256  Kenan Advantage Group, Inc., Delayed Draw Term 1 Loan (i) ....     1.50%(j)    07/29/22          187,431
       435,727  Kenan Advantage Group, Inc., Term Loan B-2 ...................     4.00%       07/31/22          427,012
     1,366,062  Kenan Advantage Group, Inc., Term Loan B1 ....................     4.00%       07/31/22        1,338,740
       997,500  Navistar, Inc., Term Loan B ..................................     6.50%       08/06/20          859,516
     2,562,642  SIRVA Worldwide, Inc., Loan (d)...............................     7.50%       03/27/19        2,421,697
                                                                                                           -------------
                                                                                                               7,428,680
                                                                                                           -------------
                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS................................................    482,899,870
                (Cost $517,835,550)                                                                        -------------

  PRINCIPAL                                                                       STATED        STATED
    VALUE                                DESCRIPTION                              COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS AND NOTES - 4.3%

                ALTERNATIVE CARRIERS - 0.3%
     2,000,000  Intelsat Luxembourg S.A. (Luxembourg) ........................     6.75%       06/01/18        1,215,000
                                                                                                           -------------

                AUTO PARTS & EQUIPMENT - 0.2%
       250,000  American Axle & Manufacturing, Inc. ..........................     6.25%       03/15/21          252,812
       500,000  MPG Holdco I, Inc. ...........................................     7.38%       10/15/22          475,000
                                                                                                           -------------
                                                                                                                 727,812
                                                                                                           -------------

                CABLE & SATELLITE - 0.6%
     2,000,000  CCO Holdings LLC/CCO Holdings Capital Corp. ..................     5.75%       01/15/24        2,045,000
                                                                                                           -------------

                CASINOS & GAMING - 1.1%
     4,900,000  Caesars Growth Properties Holdings LLC/Caesars Growth
                   Properties Finance, Inc. ..................................     9.38%       05/01/22        3,871,000
                                                                                                           -------------

                HEALTH CARE EQUIPMENT - 0.4%
     1,800,000  Kinetic Concepts, Inc./KCI USA, Inc. .........................    12.50%       11/01/19        1,400,625
                                                                                                           -------------

                HEALTH CARE FACILITIES - 0.8%
       350,000  CHS/Community Health Systems, Inc. ...........................     6.88%       02/01/22          301,875
     1,000,000  Select Medical Corp. .........................................     6.38%       06/01/21          905,000
       800,000  Tenet Healthcare Corp. .......................................     6.00%       10/01/20          853,600
     1,000,000  Tenet Healthcare Corp. .......................................     6.75%       06/15/23          911,250
                                                                                                           -------------
                                                                                                               2,971,725
                                                                                                           -------------

                LIFE SCIENCES TOOLS & SERVICES - 0.5%
     2,500,000  Crimson Merger Sub, Inc. (k)..................................     6.63%       05/15/22        1,806,250
                                                                                                           -------------


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 29, 2016 (UNAUDITED)

  PRINCIPAL                                                                       STATED        STATED
    VALUE                                DESCRIPTION                              COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

                PHARMACEUTICALS - 0.2%
$      620,000  Valeant Pharmaceuticals International, Inc. (Canada) (k) .....     5.38%       03/15/20    $     564,200
                                                                                                           -------------

                SECURITY & ALARM SERVICES - 0.2%
     1,000,000  Garda World Security Corp. (Canada) (k).......................     7.25%       11/15/21          705,000
                                                                                                           -------------
                TOTAL CORPORATE BONDS AND NOTES..........................................................     15,306,612
                (Cost $18,854,758)                                                                         -------------

    SHARES                                             DESCRIPTION                                             VALUE
--------------  -----------------------------------------------------------------------------------------  -------------
COMMON STOCKS - 0.1%

                COMMODITY CHEMICALS - 0.0%
            20  LyondellBasell Industries N.V., Class A..................................................          1,604
                                                                                                           -------------

                LIFE SCIENCES TOOLS & SERVICES - 0.1%
        15,800  New Millennium Holdco, Inc. (h) (l)......................................................        215,931
                                                                                                           -------------
                TOTAL COMMON STOCKS......................................................................        217,535
                (Cost $79,000)                                                                             -------------

RIGHTS - 0.0%

                LIFE SCIENCES TOOLS & SERVICES - 0.0%
             1  New Millennium Holdco, Inc., Corporate Claim Trust (d) (e) (h) (l).......................              0
             1  New Millennium Holdco, Inc., Lender Claim Trust (d) (e) (h) (l)..........................              0
                                                                                                           -------------
                TOTAL RIGHTS.............................................................................              0
                (Cost $0)                                                                                  -------------

WARRANTS - 0.0%

                BROADCASTING - 0.0%
         1,449  Cumulus Media, Inc.  (e) (l) (m).........................................................              0
                (Cost $0)                                                                                  -------------

                TOTAL INVESTMENTS - 140.4%...............................................................    498,424,017
                (Cost $536,769,308) (n)                                                                    -------------

                OUTSTANDING LOAN - (38.0%)...............................................................   (135,000,000)

                NET OTHER ASSETS AND LIABILITIES - (2.4%)................................................     (8,401,707)
                                                                                                           -------------
                NET ASSETS - 100.0%......................................................................  $ 355,022,310
                                                                                                           =============

-----------------------------

(a) All or a portion of the securities are available to serve as collateral on the outstanding loan.

(b) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at February 29, 2016. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 29, 2016 (UNAUDITED)

(c) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(d) Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the "Advisor").

(e) This security is fair valued by the Pricing Committee of the Advisor in accordance with procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At February 29, 2016, investments noted as such are valued at $3,251,291 or 0.9% of net assets.

(f)   This issuer has filed for protection in federal bankruptcy court.

(g) This issuer is in default but interest is still being accrued by the Fund and paid by the issuer.

(h) On December 21, 2015, Millennium Health, LLC completed a Bankruptcy Plan of Reorganization. As part of the Bankruptcy Plan of Reorganization, the holders of Millennium Laboratories LLC, Tranche B Term Loan received a portion of a new term loan and a pro rata share of the newly issued common equity shares in New Millennium Holdco, Inc., the new company. Each lender was also issued a beneficial interest in the Corporate Claim Trust entitling it, as holder of such beneficial interest, to receive Corporate Claim Trust Distributions when and if net cash proceeds from the pursuit of Retained Corporate Causes of Action are available to make such a distribution. In addition, each lender was issued a beneficial interest in the Lender Claim Trust entitling it, as holder of such beneficial interest, to receive Lender Claim Trust Distributions when and if net cash proceeds from the pursuit of Retained Lender Causes of Action are available to make such a distribution.

(i) Delayed Draw Loan (see Note 2C - Unfunded Loan Commitments in the Notes to Portfolio of Investments).

(j) Represents commitment fee rate on unfunded loan commitment. The commitment fee rate steps up at predetermined time intervals.

(k) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At February 29, 2016, securities noted as such amounted to $3,075,450 or 0.9% of net assets.

(l)   Non-income producing security.

(m) This security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration (See Note 2D - Restricted Securities in the Notes to Portfolio of Investments).

(n) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of February 29, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $573,786 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $38,919,077.


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2016 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 29, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2         LEVEL 3
                                                       TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                     VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                          2/29/2016        PRICES          INPUTS          INPUTS
------------------------------------------------   -------------   -------------   -------------   -------------
Senior Floating-Rate Loan Interests:
     Cable & Satellite                             $   6,215,311   $          --   $   2,964,020   $   3,251,291
     Distillers & Vintners                               916,050              --               -         916,050
     Property & Casualty Insurance                     2,953,450              --       2,855,520          97,930
     Trucking                                          7,428,680              --       5,006,983       2,421,697
     Other Industry Categories*                      465,386,379              --     465,386,379              --
                                                   -------------   -------------   -------------   -------------
     Total Senior Floating-Rate Loan Interests       482,899,870              --     476,212,902       6,686,968
Corporate Bonds and Notes*                            15,306,612              --      15,306,612              --
Common Stocks:
     Commodity Chemicals                                   1,604           1,604              --              --
     Life Sciences Tools & Services                      215,931              --         215,931              --
                                                   -------------   -------------   -------------   -------------
     Total Common Stocks                                 217,535           1,604         215,931              --
Rights*                                                       --**            --              --              --**
Warrants*                                                     --**            --              --**            --
                                                   -------------   -------------   -------------   -------------
TOTAL INVESTMENTS                                  $ 498,424,017   $       1,604   $ 491,735,445   $   6,686,968
                                                   =============   =============   =============   =============

* See the Portfolio of Investments for the industry breakout. Industry categories are only shown separately if they include holdings in two or more levels or have holdings in only Level 3.

** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of February 29, 2016, the Fund transferred Senior Floating-Rate Loan Interests valued at $3,435,677 from Level 2 to Level 3 of the fair value hierarchy. The Senior Floating-Rate Loan Interests that transferred from Level 2 to Level 3 did so primarily as a result of a change in information obtained from an independent third-party pricing service relating to the market activity of individual Senior Floating-Rate Loan Interests and a lack of trading activity in certain Senior Floating-Rate Loan Interests.

Level 3 Senior Floating-Rate Loan Interests that are fair valued by the Advisor's Pricing Committee are footnoted in the Portfolio of Investments. Level 3 Senior Floating-Rate Loan Interests are valued based on either third-party pricing service prices obtained from dealer runs and indicative sheets from brokers or are valued using broker quotes. The values are based on unobservable and non-quantitative inputs. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors the daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of the Fund's investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2016 (UNAUDITED)

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented:

BEGINNING BALANCE AT MAY 31, 2015
      Senior Floating-Rate Loan Interests                      $    3,412,500
      Rights                                                               --
Net Realized Gain (Loss)
      Senior Floating-Rate Loan Interests                              16,072
      Rights                                                               --
Net Change in Unrealized Appreciation/Depreciation
      Senior Floating-Rate Loan Interests                              (8,179)
      Rights                                                               --
Purchases
      Senior Floating-Rate Loan Interests                           3,259,470
      Rights                                                               --
Sales
      Senior Floating-Rate Loan Interests                          (3,428,572)
      Rights                                                               --
Transfers In
      Senior Floating-Rate Loan Interests                           3,435,677
      Rights                                                               -- **
Transfers Out
      Senior Floating-Rate Loan Interests                                  --
      Rights                                                               --
ENDING BALANCE AT FEBRUARY 29, 2016
      Senior Floating-Rate Loan Interests                           6,686,968
      Rights                                                               -- **
                                                               --------------
Total Level 3 holdings                                         $    6,686,968
                                                               ==============

** Investment is valued at $0.

There was a net change of $(8,179) in unrealized appreciation (depreciation) from Level 3 investments held as of February 29, 2016.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                         FEBRUARY 29, 2016 (UNAUDITED)


                                1. ORGANIZATION

First Trust Senior Floating Rate Income Fund II (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on March 25, 2004, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FCT on the New York Stock Exchange ("NYSE").

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      The senior floating-rate loan interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the fair market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, the Advisor's Pricing Committee may value such Senior Loan at a fair value according to procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. Fair valuation of a Senior Loan is based on the consideration of all available information, including,but not limited to the following:

            1)    the fundamental business data relating to the borrower/issuer;

            2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the borrower/issuer;

            5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

            6) the information as to any transactions in or offers for the security;

            7) the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;

            8)    the coupon payments;

            9) the quality, value and salability of collateral, if any, securing the security;

           10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;

           11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

           12)    borrower's/issuer's competitive position within the industry;

           13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

           14)    other relevant factors.


(1) The terms "security" and "securities" used throughout the Notes to Portfolio of Investments include Senior Loans.

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                         FEBRUARY 29, 2016 (UNAUDITED)


      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq(R) Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Fixed-income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                         FEBRUARY 29, 2016 (UNAUDITED)


            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of February 29, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITY TRANSACTIONS

Security transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery or forward purchase commitments as of February 29, 2016.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had unfunded delayed draw loan commitments of $187,431 as of February 29, 2016.

D. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of February 29, 2016, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted investment. There are no unrestricted investments with the same maturity dates and yields for this issuer.

                                                                                                                    % OF
                                                                                                                 NET ASSETS
                                                                                                                 APPLICABLE
                                            ACQUISITION   PRINCIPAL       VALUE        CURRENT                   TO COMMON
SECURITY                                       DATE      VALUE/SHARES   PER SHARE   CARRYING COST     VALUE        SHARES
------------------------------------------- -----------  ------------  -----------  -------------  -----------  ------------
Cumulus Media, Inc. - Warrants                6/29/09       1,449       $0.00          $   --        $   --         0.00%

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    First Trust Senior Floating Rate Income Fund II
             ------------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: April 22, 2016
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: April 22, 2016
     -----------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: April 22, 2016
     -----------------

*Print the name and title of each signing officer under his or her signature.